INVENTORY (Tables)	12 Months Ended
Jan. 31, 2021
INVENTORY [abstract]
Schedule of Inventories
	January 31, 2021	January 31, 2020
Finished goods	$2,166,616	$3,878,754
Work in progress	3,251,110	2,313,089
	$5,417,726	$6,191,843